Profit before tax - Expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit before tax
Employee benefit expenses (Note 7)	¥ 581,506		¥ 597,623	¥ 441,136
Students related cost	204,217		199,478	147,571
Transportation	28,933		49,137	36,110
Marketing and promotion	26,395		24,490	24,019
Depreciation of owned property and equipment (Note 11)	132,654		132,026	113,128
Depreciation of right-of-use assets (Note 12(a))	30,485	¥ 30,485	0	0
Utilities	21,797		26,162	26,100
Amortization of intangible assets (Note 12)	2,694		1,494	446
Operating lease charges	0		35,639	33,290
Others	58,929		58,518	70,787
Total cost of revenue, selling expenses and administrative expenses	¥ 1,087,610		¥ 1,124,567	¥ 892,587